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VIA EDGAR


August 1, 2007


Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:   FS Variable Separate Account ("Registrant")
      First SunAmerica Life Insurance Company ("Depositor")
      Polaris Choice Variable Annuity and Polaris Choice III Variable Annuity File No. 333-102137 and 811-08810


Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of Supplement to the May 1, 2007 Polaris Choice III Prospectus (as supplemented) and the form of Statement of Additional Information dated July 30, 2007 for Registrant on behalf of the Polaris Choice Variable Annuity and Polaris Choice III Variable Annuity contain no changes from the Supplement to the May 1, 2007 Polaris Choice III Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 14 under the Securities Act of 1933 and Amendment No. 15 under the Investment Company Act of 1940, respectively, to the above-mentioned Registration Statement filed on Form N-4 with the Securities and Exchange Commission on July 27, 2007, via EDGAR.

Should you have any questions regarding this filing, please do not hesitate to contact me at (310) 772-6549.

Very truly yours,


/s/ Jennifer Herron
----------------------
Jennifer Herron
Paralegal